First Trust Long-Short Equity ETF Expense Example, No Redemption - First Trust Long-Short Equity ETF - First Trust Long-Short Equity ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	$ 1,657